Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest and Similar Expense (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	R$ (78,325)	R$ (95,126)	R$ (75,064)
Bank Deposits [Member]
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	(13,340)	(14,701)	(13,587)
Securities sold under repurchase agreements [Member]
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	(33,082)	(45,932)	(32,879)
Inter bank market debt [Member]
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	(10,059)	(8,348)	(7,970)
Institutional market debt [Member]
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	(6,852)	(8,248)	(8,030)
Finance Expense [Member]
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	(14,918)	(17,790)	(12,556)
Other interest and similar expense [Member]
Disclosure Of Interest Expense [Line items]
Financial expense from technical reserves for insurance and private pension plans	R$ (74)	R$ (107)	R$ (42)